Offerings - Offering: 1	Oct. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value per share
Amount Registered | shares	5,218,935
Proposed Maximum Offering Price per Unit	14.75
Maximum Aggregate Offering Price	$ 76,979,291.25
Fee Rate	0.0087%
Amount of Registration Fee	$ 6,697.20
Offering Note	1a. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is also registering an indeterminate number of additional shares of Class A Common Stock that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction. 1b. Estimated solely for the purpose of computing the amount of the registration fee in accordance with Rule 457(c) under the Securities Act based on the average of the high and low prices of the Class A Common Stock on October 19, 2026 as reported on The Nasdaq Global Market, which was $14.75 per share.